Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2016
Supplementary Balance Sheet Information [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION	NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION Other Payables and Accrued Expenses
	December 31,
	2 0 1 6	2 0 1 5
	(in thousands)

Payroll and related amounts	$18	$11
Accrued expenses	176	158
	$194	$169